Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Receivables and Other Current Assets
Receivables and other current assets

The detail of receivables and other current assets of the Telefónica Group at December 31, 2019 and December 31, 2018 is as follows:

Millions of euros	12/31/2019	12/31/2018
Receivables (Note 16)	8,752	8,419
Trade receivables	10,969	10,666
Impairment of trade receivables	(2,798)	(2,657)
Receivables from associates and joint ventures (Note 10)	37	33
Other receivables	544	377
Other current assets	2,033	2,160
Contractual assets (Note 23)	351	341
Capitalized costs (Note 23)	625	566
Prepayments	1,057	1,253
Total	10,785	10,579

The movement in impairment of trade receivables in 2019 and 2018 is as follows:

Millions of euros
Impairment provision at December 31, 2017	2,563
Adjustment on initial application of IFRS 9	126
Allowances	853
Inclusion of companies	(10)
Amounts applied	(768)
Translation differences and other	(107)
Impairment provision at December 31, 2018	2,657
Allowances	1,022
Transfers	(30)
Amounts applied	(848)
Translation differences and other	(3)
Impairment provision at December 31, 2019	2,798

Public-sector net trade receivables at December 31, 2019 and 2018 amounted to 352 million euros and 345 million euros, respectively.

The detail of the age of the accounts receivable balances from customers and their corrections for impairment as of December 31, 2019 and 2018 is as follows:

Millions of euros	12/31/2019		12/31/2018
	Trade receivables	Impairment	Trade receivables	Impairment
Trade receivables pending billing	2,680	(19)	2,682	(25)
Amount not overdue invoiced	3,978	(242)	3,508	(195)
Less than 90 days	1,299	(195)	1,532	(164)
Between 90 and 180 days	504	(201)	519	(168)
Between 180 and 360 days	602	(440)	364	(212)
More than 360 days	1,906	(1,701)	2,061	(1,893)
Total	10,969	(2,798)	10,666	(2,657)
Other current financial assets
The other current financial assets include the following items:

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Derivative financial assets with a short-term maturity or not used to hedge non-current items in the consolidated statement of financial position amounted to 1,441 million euros at December 31, 2019 (922 million euros at December 31, 2018, see Note 19).

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Short-term investments in financial instruments to cover commitments undertaken by the Group’s insurance companies, amounted to 113 million euros at December 31, 2019 (87 million euros at December 31, 2018) and were recorded at fair value. At December 31, 2018 Antares amounted to 52 million euros was reclassified to non-current assets classified as held for sale (see Note 30). During 2019, Argentina acquired United States treasury bills amounting to 174 million euros at December 31, 2019.

•
Short-term deposits and guarantees amounted to 98 million euros at December 31, 2019 (95 million euros at December 31, 2018) which include current judicial deposits amounting to 61 million euros, (see Note 24) constituted by Telefónica Brazil (71 million euros at December 31, 2018).

•
Short-term credits, net of impairment provisions, amounted to 1,298 million euros at December 31, 2019 (1,102 million euros at December 31, 2018). At December 31, 2019, this amount included bank deposits with a maturity between three and twelve months formalized by Telefónica, S.A. which amounted to 1,149 million euros (972 million euros at December 31, 2018).

The vast majority of short-term credits, deposits and guarantees recognized at amortized cost and at fair value with changes in "Other comprehensive income" (Note 16) are considered to be low credit risk assets.
Current financial assets that are highly liquid and have maturity periods of three months or less from the date contracted, and present an insignificant risk of value changes, are recorded under “Cash and cash equivalents” on the accompanying consolidated statement of financial position.